Consolidated balance sheets R$ in Thousands, $ in Millions	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Current assets
Cash and cash equivalents	R$ 1,794,362	R$ 1,640,065
Financial investments	782,647	979,837
Accounts receivable	23,428,522	16,042,970
Inventories	49,537	30,429
Tax receivable	469,490	388,975
Other receivables	194,776	164,805
Total current assets	26,719,334	19,247,081
Non-current assets
Judicial deposits	40,224	7,449
Accounts receivable	228,880	33,570
Deferred income tax and social contribution	120,762	83,296
Other receivables	11,710	10,293
Investment	15,666	16,400
Property and equipment	2,289,052	1,802,613
Intangible assets	1,650,176	1,123,620
Total non-current assets	4,356,470	3,077,241
Total assets	31,075,804	22,324,322
Current liabilities
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Payables to related parties	543,621	58,336
Deposits	3,056,444	571,996
Salaries and social security charges	259,724	175,198
Taxes and contributions	63,934	26,042
Provision for contingencies	27,653	17,063
Borrowings	1,005,787	0
Derivative financial instruments	14,317	0
Deferred revenue	162,566	186,219
Other liabilities	73,719	102,572
Total current liabilities	19,002,919	11,574,475
Non-current liabilities
Deferred income tax and social contribution	1,391,760	1,132,595
Deposits	77,552	194,090
Provision for contingencies	13,910	11,741
Deferred revenue	17,300	27,336
Other liabilities	70,165	56,626
Total non-current liabilities	1,570,687	1,422,388
Total liabilities	20,573,606	12,996,863
Equity [abstract]
Issued capital	26	26
Capital reserve	6,076,286	5,784,288
Other comprehensive income	645	491
Equity valuation adjustments	(22,372)	(22,372)
Retained earnings	4,732,624	3,566,522
Treasury shares	(285,011)	(13,609)
Total equity attributable to owners of parent	10,502,198	9,315,346
Non-controlling interests	0	12,113
Total equity	10,502,198	9,327,459
Total liabilities and equity	R$ 31,075,804	R$ 22,324,322